Other Losses (Details) - Schedule of other losses - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of other losses [Abstract]
Gain/(Loss) on disposals of property, plant and equipment	$ (97,378)	$ (46,184)	$ 2,124
Foreign exchange gain			13
Gain/(loss) on disposal of a subsidiary	30,641
Bad debt provision of trade receivables	(5,224,219)	(2,334,410)	(1,028,972)
Impairment of long-lived assets	(3,812,679)
Others	(4,824)		(37,753)
Other gains (losses)	$ (9,108,459)	$ (2,380,594)	$ (1,064,588)